Onerous Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	$ 71.3	$ 71.3
Onerous rig contract "Tivar"
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	16.8	16.8
Onerous rig contract "Vale"
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	26.9	26.9
Onerous rig contract "Var"
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	$ 27.6	$ 27.6